SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
18	SUBSEQUENT EVENTS

On February 28, 2017, The Board of Directors approved to declare a cash dividend of RMB1.10 (US$0.16) per ordinary share to shareholders as of the close of trading on March 27, 2017. The cash dividend will be paid on or about May 30, 2017. The aggregate amount of cash dividends to be paid is approximately RMB64,900 (US$9,500).